Rights of use asset and lease liability	9 Months Ended
Mar. 31, 2023
Rights of use asset and lease liability
Rights of use asset and lease liability

8. Rights of use asset and lease liability

On March 1, 2023, the Company leased their new head office for a four-year term ending February 28, 2027. On November 1, 2021, the Company leased their head office in Vancouver for a three-year term ending October 31, 2024. This office will be subleased starting May 15, 2023, and will be leased until the end of the lease term. On April 1, 2022, Arkansas Lithium Corp. leased their office in El Dorado, Arkansas, USA for a two-year term ending April 1, 2024. All the lease payments are made to the lessors monthly.

Changes in the Company’s right of use assets during the period ended March 31, 2023 are as follows:

$
Balance at June 30, 2021	—
Additions	481,827
Amortisation	(102,177)
Balance at June 30, 2022	379,650
Additions	879,200
Amortisation	(156,117)
Effect of movement in foreign exchange rates	4,041
Lease liability at March 31, 2023	1,106,774

Changes in the Company’s lease liabilities during the period ended March 31, 2023 are as follows:

$
Balance at June 30, 2021	—
Additions	481,827
Lease payments	(108,306)
Interest on lease payments	17,216
Effect of movement in foreign exchange rates	(242)
Balance at June 30, 2022	390,495
Additions	879,200
Lease payments	(171,885)
Interest on lease payments	23,126
Effect of movement in foreign exchange rates	(556)
Less: current portion	415,335
Lease liability – non-current	705,045